10. STOCK OPTION PLANS (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Plan 2006
Stock Option Activity
	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2010	6,100,000	600,000	$1.14
Cancelled	–	–	–
Granted	–	–	–
Balance, December 31, 2011	6,100,000	600,000	1.14
Granted	(1,400,000)	1,400,000	0.16
Cancelled	–	–	–
Balance, December 31, 2012	4,700,000	2,000,000	0.46
Granted	–	–	–
Forfeited	1,000,000	(1,000,000)	.17
Balance, December 31, 2013	5,700,000	1,000,000	$0.73

Balance exercisable, December 31, 2013		800,000	$0.88

Outstanding and exercisable common stock options
Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable
$0.07	200,000	8.53	$0.07	200,000
$0.13	25,000	6.82	$0.13	25,000
$0.14	200,000	8.53	$0.14	–
$0.20	25,000	6.82	$0.20	25,000
$0.40	25,000	6.82	$0.40	25,000
$0.60	25,000	6.82	$0.60	25,000
$0.61	200,000	3.25	$0.61	200,000
$0.74	100,000	4.58	$0.74	100,000
$2.29	200,000	2.56	$2.29	200,000
	1,000,000			800,000

Unvested common stock options
	Number of Unvested Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2011	50,000	$0.13	$0.37
Granted	1,400,000	0.16	0.07
Vested	(25,000)	0.40	0.12

Unvested at December 31, 2012	1,425,000	$0.17	$0.07
Vested	(225,000)	0.13	0.07
Forfeited	(1,000,000)	0.14	0.07

Unvested at December 31, 2013	200,000	$0.14	$0.11